Related Party Transactions - Other current assets (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Other current assets from related parties	$ 1,153	$ 1,230
KOAS
Related Party Transaction [Line Items]
Trading balances	761	687
KNOT and affiliates
Related Party Transaction [Line Items]
Trading balances	$ 392	$ 543